Other operating income and expenses	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Other operating income and expenses	Other operating income and expenses
Other operating income and Other operating expenses in the consolidated income statements include:

EUR million
	2022	2021	2020
Insurance activity	158	211	210
Income from insurance and reinsurance contracts issued	2,698	1,516	1,452
Of which:
Insurance and reinsurance premium income	2,543	1,381	1,349
Reinsurance income (note 15)	155	135	103
Expenses of insurance and reinsurance contracts	(2,540)	(1,305)	(1,242)
Of which:
Claims paid, other insurance-related expenses and net provisions for insurance contract liabilities	(2,309)	(1,097)	(1,063)
Reinsurance premiums paid	(231)	(208)	(179)
Other operating income	1,510	2,255	1,920
Non- financial services	770	291	362
Other operating income	740	1,964	1,558
Other operating expense	(2,803)	(2,442)	(2,342)
Non-financial services	(661)	(283)	(350)
Other operating expense:	(2,142)	(2,159)	(1,992)
Of which, credit institutions deposit guarantee fund and single resolution fund	(1,258)	(1,016)	(1,005)
	(1,135)	24	(212)
Most of Banco Santander’s insurance activity is carried on in life insurance.
The amount of the Group recognises in relation to income from sub-leases of rights of use is not material.